Significant accounting policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Aug. 06, 2013
Significant Accounting Policies [Line Items]
Direct And Indirect Ownership In All Subsidiary	100.00%
Standard Corporation Tax Rate	12.50%
Higher Corporation Tax Rate	25.00%
Deferred Income Tax Expense (Benefit)	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0
Equity Method Investment, Ownership Percentage	50.00%			100.00%
Lessor, Operating Lease, Term of Contract	10 years
Cumulative Effect on Retained Earnings, Net of Tax	$ 35,759
Impact of Restatement on Opening Retained Earnings, Net of Tax	$ 454,581		$ 418,822
Vessels [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	25 years